Issuance of Shares (Details) - MYR (RM)			12 Months Ended
	Jun. 30, 2023	Jan. 18, 2023	Dec. 31, 2024	Dec. 31, 2023
Issuance of Shares [Line items]
Shares issued			10,800,000	10,800,000
Shares outstanding			10,800,000	10,800,000
Issuance of share		RM 336,217		RM 645,380
Share capital carrying value				RM (2,974,733)
Top of Range [Member]
Issuance of Shares [Line items]
Controlling interest			53.31%
Bottom of Range [Member]
Issuance of Shares [Line items]
Controlling interest			52.10%
Maybank Trustee Berhad [Member]
Issuance of Shares [Line items]
Shares issued		2,584
Issuance of share		RM 645,380
Ordinary shares [member]
Issuance of Shares [Line items]
Share capital carrying value	RM 1,708,355